Other account payables and accrued expenses	3 Months Ended
Mar. 31, 2020
Other account payables and accrued expenses.
Other account payables and accrued expenses.

Note 9:—Other account payables and accrued expenses

Other account payables and accrued expenses consisted of the following as of:

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Accrued employee and government authorities	$9,174	$8,677	$5,043
Accrued expenses and other	13,484	8,808	4,467
Contingent consideration	5,096	3,888	—
Derivatives	418	—	598
Other	116	53	123
	$28,288	$21,426	$10,231